December 21, 2001


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:    MPAM Funds Trust
         MPAM Large Cap Stock Fund
         MPAM Income Stock Fund
         MPAM Mid Cap Stock Fund
         MPAM Small Cap Stock Fund
         MPAM International Fund
         MPAM Emerging Markets Fund
         MPAM Balanced Fund
         MPAM Bond Fund
         MPAM Intermediate Bond Fund
         MPAM Short-Term U.S. Government Securities Fund
         MPAM National Intermediate Municipal Bond Fund
         MPAM National Short-Term Municipal Bond Fund
         MPAM Pennsylvania Intermediate Municipal Bond Fund
              1933 Act File No. 333-34844
              1940 Act File No. 811-09903

Dear Sir/Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Funds does not differ from that contained in the most recent amendment to the Funds' Registration Statement, electronically filed with the Securities and Exchange Commission on December 20, 2001, pursuant to Rule 485(b).

                               Very truly yours,

                               /S/ STEVEN F. NEWMAN
                               ---------------------
                                   Steven F. Newman
                                   Assistant Secretary